Fair Value of Financial Instruments - Changes in Investments using Level 3 Inputs (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at the beginning		$ 18,744
Net realized and unrealized gains (losses)	$ (7)
Purchases	18,749	1,120,818
Sales		(49,553)
Repayments	(1)	(53,267)
PIK interest and dividends		1,551
Net accretion of discount on securities	3	2,072
Net transfers in and/or out of Level 3		(51,873)
Balance at the end	$ 18,744	1,002,343
Debt and Equity Securities, Realized Gain (Loss)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized and unrealized gains (losses)		$ 1,530
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net realized gains on investments
Debt and Equity Securities, Unrealized Gain (Loss)
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Net realized and unrealized gains (losses)		$ 12,321
Fair Value, Asset, Recurring Basis, Unobservable Input Reconciliation, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]		Net unrealized gains (losses) on investments